Retail Installment Contract Receivables (Tables)	6 Months Ended
Jun. 30, 2017
Receivables [Abstract]
Schedule of Installment Receivables

The following table summarizes the installment receivables (in thousands):

June 30, 2017
RIC receivables, gross	$80,608
Deferred interest	(24,889)

RIC receivables, net of deferred interest	55,719
Classified on the condensed consolidated unaudited balance sheets as:
Accounts and notes receivable, net	$8,478
Long-term investments and other assets, net	47,241

RIC receivables, net	$55,719

Allowance for Credit Losses on Financing Receivables

Activity in the deferred interest for the RIC receivables was as follows (in thousands):

Six months ended June 30, 2017
Deferred interest, beginning of period	$—
Bad debt expense	—
Write-offs, net of recoveries	(234)
Change in deferred interest on short-term and long-term RIC receivables	25,123

Deferred interest, end of period	$24,889